Related Parties (Details) - USD ($)									3 Months Ended			9 Months Ended		12 Months Ended
	Sep. 30, 2024	Apr. 29, 2024	Dec. 13, 2023	Aug. 15, 2023	Jul. 14, 2023	Mar. 15, 2022	Mar. 10, 2022	Aug. 17, 2021	Sep. 30, 2024	Mar. 31, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Jan. 29, 2024	Jun. 15, 2023	May 17, 2023	May 20, 2022	Jul. 27, 2021
Related Parties [Line Items]
Aggregate to founder shares (in Shares)							3,162,500
Shares subject to forfeiture (in Shares)															75,000
Exceed per share (in Dollars per share)	$ 2								$ 2			$ 2
Outstanding amount														$ 1,297,500	$ 125,341
Working capital amount													$ 905,000	905,000
Convertible notes from related parties outstanding														905,000	0
Advances from Target																	$ 62,500
Additional advanced				$ 62,500	$ 62,500
Related parties expenses paid														332,500	2,841
Cash payment			$ 7,250,000
Expenses per month														10,000
Expenses related														125,000	95,000
General and administrative services outstanding														79,481	$ 0
Business combination interest														1,500,000
Warrant per share (in Dollars per share)	$ 0.0001								$ 0.0001			$ 0.0001
Capital contribution									$ 0		$ 1,388,756	$ 487,273	2,980,851
Other receivables	$ 302,500								302,500			302,500		$ 187,500
Additional trust funding requirement percentage														50.00%
Expenses incurred									39,000
Repaid due to related parties												911,091
Fair value												$ 906,000
Holdback shares (in Shares)												200,000
Private Placement Warrants [Member]
Related Parties [Line Items]
Number of shares issued (in Shares)														5,405,000
Shares issue (in Shares)															5,405,000
Unsecured Promissory Note [Member]
Related Parties [Line Items]
Aggregate principal amount																		$ 1,000,000		$ 300,000
Conversion price (in Dollars per share)																		$ 1	$ 1
Sponsor [Member]
Related Parties [Line Items]
Percentage of shares holding after IPO														20.00%
Related Party [Member]
Related Parties [Line Items]
Advances from Related Party															$ 332,500
Related Party [Member] | Private Placement Warrants [Member]
Related Parties [Line Items]
Warrant per share (in Dollars per share)														$ 1
Global Graphene Group [Member]
Related Parties [Line Items]
Transaction costs										$ 302,500
Amount outstanding												$ 879,985
Payment for reimburse		$ 669,985
Mach FM [Member]
Related Parties [Line Items]
Amount outstanding												88,979
Founder Shares [Member] | Sponsor [Member]
Related Parties [Line Items]
Exceed per share (in Dollars per share)														$ 12
Merger Agreement [Member]
Related Parties [Line Items]
Deferred underwriting commission														$ 4,322,500
Related Party [Member]
Related Parties [Line Items]
Repaid due to related parties									$ 0			879,985
Related Party [Member] | Global Graphene Group [Member]
Related Parties [Line Items]
Amount outstanding												0
Related Party [Member] | Mach FM [Member]
Related Parties [Line Items]
Amount outstanding												87,873
Tax Lien [Member]
Related Parties [Line Items]
Shares issue (in Shares)	200,000
SSA [Member]
Related Parties [Line Items]
Expenses incurred	$ 7,443											$ 115,521
Subsequent Event [Member]
Related Parties [Line Items]
Conversion price (in Dollars per share)																$ 1
Previously Reported [Member]
Related Parties [Line Items]
Advance outstanding amount														$ 187,500
Class B Common Stock [Member] | Founder Shares [Member] | Sponsor [Member]
Related Parties [Line Items]
Number of shares issued (in Shares)								2,875,000
Aggregate purchase price								$ 25,000
Over-Allotment Option [Member]
Related Parties [Line Items]
Exceed per share (in Dollars per share)						$ 10
Shares issue (in Shares)						1,350,000								12,350,000
Over-Allotment Option [Member] | Private Placement Warrants [Member]
Related Parties [Line Items]
Exceed per share (in Dollars per share)														$ 1
Over-Allotment Option [Member] | Founder Shares [Member]
Related Parties [Line Items]
Shares subject to forfeiture (in Shares)														412,500